Allowance for Loans Losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Individually assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	€ 1,766	€ 2,071	€ 2,252
Provision for loan losses	0	299	743
Net charge-offs:	0	(487)	(894)
Charge-offs	0	(541)	(979)
Recoveries	0	54	85
Other changes	0	(117)	(30)
Allowance for loan losses, end of year	0	1,766	2,071
Collectively assessed [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	2,155	2,475	2,776
Provision for loan losses	0	253	604
Net charge-offs:	0	(532)	(870)
Charge-offs	0	(605)	(972)
Recoveries	0	73	101
Other changes	0	(41)	(35)
Allowance for loan losses, end of year	0	2,155	2,475
Total [Member]
Allowance for Loans Losses [Line Items]
Allowance for loan losses, beginning of year	3,921	4,546	5,028
Provision for loan losses	0	552	1,347
Net charge-offs:	0	(1,019)	(1,764)
Charge-offs	0	(1,146)	(1,951)
Recoveries	0	127	187
Other changes	0	(158)	(65)
Allowance for loan losses, end of year	€ 0	€ 3,921	€ 4,546